Property and Equipment (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property and equipment, gross		$ 573,908	$ 539,665
Accumulated depreciation		(496,153)	(479,296)
Property and equipment, net	$ 91,452	77,755	60,369
Machinery and Equipment
Property and equipment, gross		240,295	240,295
Office Equipment
Property and equipment, gross		196,150	156,860
Devices
Property and equipment, gross		81,059	89,704
Software
Property and equipment, gross		38,126	34,528
Furniture and Fixtures Gross
Property and equipment, gross		16,019	16,019
Other Assets
Property and equipment, gross		$ 2,259	$ 2,259